Assets Held For Sale - Summary of company's asset held for sale by facility (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-Lived Assets Held-for-Sale [Line Items]
Asset held for sale, net	$ 10,362	$ 10,334	$ 10,593
Coosa
Long-Lived Assets Held-for-Sale [Line Items]
Asset held for sale, net	6,258	6,258	6,495
Meadowood
Long-Lived Assets Held-for-Sale [Line Items]
Asset held for sale, net	$ 4,104	$ 4,076	$ 4,098